Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 7,827,363.5	$ 120,217.4	₨ 7,422,370.0
Gross Assets	50,836.3	780.8	139,217.1
Gross Liabilities	56,124.7	862.0	145,060.5
Net Fair Value	(5,288.4)	(81.2)	(5,843.4)
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	3,084,700.1	47,376.7	2,391,507.8
Gross Assets	10,618.3		9,099.4
Gross Liabilities	9,520.9		8,722.7
Net Fair Value	1,097.4	16.9	376.7
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	2,073.1	31.8	0.0
Gross Assets	2.5		0.0
Gross Liabilities	2.6		0.0
Net Fair Value	(0.1)		0.0
Currency options
Derivatives, Fair Value [Line Items]
Notional	234,613.3	3,603.3	189,005.0
Gross Assets	1,863.1		2,072.5
Gross Liabilities	2,361.6		2,066.0
Net Fair Value	(498.5)	(7.7)	6.5
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	161,301.3	2,477.4	142,555.8
Gross Assets	4,929.0		4,154.6
Gross Liabilities	4,882.5		4,084.1
Net Fair Value	46.5	0.7	70.5
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	4,344,675.7	66,728.2	4,699,301.4
Gross Assets	33,423.4		123,890.6
Gross Liabilities	39,357.1		130,187.7
Net Fair Value	₨ (5,933.7)	$ (91.1)	₨ (6,297.1)